PROFILE

                                       of

           The Conseco Advantage Fixed And Variable Annuity Contract

                                UNDERWRITTEN BY

                       Conseco Variable Insurance Company

                                  MAY 1, 1999

   THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE CONSECO ADVANTAGE ANNUITY CONTRACT:

   The Conseco Advantage fixed and variable annuity contract (Contract) offered by Conseco Variable Insurance Company (Conseco Variable) is a contract between you, the owner, and Conseco Variable, an insurance company. Conseco Variable Insurance Company was previously known as Great American Reserve Insurance Company prior to October 7, 1998. The Contract provides a means for investing on a tax-deferred basis in a fixed account of Conseco Variable, the 1, 3 and 5 year guarantee periods of the market value adjustment option (mva option) and 40 investment portfolios. The annuity is intended for retirement savings or other long-term investment purposes. It provides a death benefit and guaranteed income options.

   This Contract offers 40 investment portfolios which are listed in Section 4. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. Market conditions and the performance of the portfolios you select determine whether you make or lose money.

   The fixed account offers an interest rate that is guaranteed by the insurance company, Conseco Variable. This interest rate is set periodically. While your money is in the fixed account, the interest your money will earn is guaranteed to be no less than 3% annually by Conseco Variable. The principal is backed by Conseco Variable.

   The Contract also offers 3 guarantee periods of the mva option, each for a different time period and with a different interest rate that is guaranteed by Conseco Variable. Currently, 1, 3 and 5 year periods are available. An adjustment to the value of your Contract may apply to withdrawals or transfers from the guarantee period prior to the end of the period.

   You can put money in up to 15 of the investment portfolios, the 3 guarantee periods of the mva option and/or the fixed account. You can transfer once in each 30 day period during the accumulation phase without charge or tax implication. After that, a charge of $25 per transfer may be assessed. During the income phase, you may make two transfers each year which are without charge or tax implications.

   The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. When you are contributing to the Contract, it is called the accumulation phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular annuity payments from your Contract.

   The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE):

   If you want to receive regular income from your annuity, you can choose one of the following four options:

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   (1) monthly payments for a specific number of years in equal installments;

   (2) monthly payments for your life, but with payments continuing to the beneficiary for 5, 10 or 20 years (as you select) if you die before the end of the selected period;

   (3) monthly payments of a specified amount until the principal and interest are exhausted; and

   (4) monthly payments for your lifetime and your survivor's lifetime.

   Once you begin receiving annuity payments, you cannot change your payment plan. During the income phase, you can choose to have payments come from the fixed account, the investment portfolios or both. Annuity payments cannot come from the mva option. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3. PURCHASE:

   You can buy this Contract with $5,000 or more under most circumstances. You can add $500 ($200 monthly if you use the automatic premium check option) or more any time you like during the accumulation phase. We require at least $2,000 to be invested in a guarantee period of the mva option. If you buy the Contract as an Individual Retirement Annuity (IRA), the minimum we will accept is $2,000 initially and $50 thereafter. Your registered representative can help you fill out the proper forms.

4. INVESTMENT OPTIONS:

   You can put your money in the investment portfolios which are described in the prospectuses for the funds. You can only invest in up to 15 investment portfolios at any one time.

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
   o  Balanced Portfolio (formerly, Asset Allocation Portfolio)
   o  Equity Portfolio (formerly, Common Stock Portfolio)
   o  Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
   o  Government Securities Portfolio
   o  Money Market Portfolio

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
   o  Alger American Growth Portfolio
   o  Alger American Leveraged AllCap Portfolio
   o  Alger American MidCap Growth Portfolio
   o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   o  VP Income & Growth
   o  VP International
   o  VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER ASSOCIATES, INC.
   o  Berger IPT-100 Fund
   o  Berger IPT-Growth and Income Fund
   o  Berger IPT-Small Company Growth Fund

MANAGED BY BBOI WORLDWIDE LLC
   o  Berger/BIAM IPT-International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND
MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND
MANAGED BY THE DREYFUS CORPORATION
   o  Disciplined Stock Portfolio
   o  International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
 (FORMERLY, FEDERATED ADVISERS)
   o  Federated High Income Bond Fund II
   o  Federated Utility Fund II

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o  Federated International Equity Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
   o  INVESCO VIF-High Yield Fund
   o  INVESCO VIF-Equity Income Fund (formerly,
      INVESCO VIF-Industrial Income Portfolio)

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                             PROFILE - Account F
                                                      FIXED AND VARIABLE ANNUITY
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JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL CORPORATION
   o  Aggressive Growth Portfolio
   o  Growth Portfolio
   o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
   o  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
MANAGED BY MITCHELL HUTCHINS ASSET MANAGEMENT INC.
   o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.
   o  Limited Maturity Bond Portfolio
   o  Partners Portfolio

STRONG OPPORTUNITY FUND II, INC.
MANAGED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
MANAGED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Strong Mid Cap Growth Fund II (formerly, Growth Fund II)

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
   o  Worldwide Bond Fund
   o  Worldwide Emerging Markets Fund
   o  Worldwide Hard Assets Fund
   o  Worldwide Real Estate Fund

   Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.

5. EXPENSES:

   The Contract has insurance features and investment features, and there are costs related to each.

   o Each year Conseco Variable deducts a $30 contract maintenance charge from your Contract. Conseco Variable currently waives this charge if the value of your Contract is at least $50,000.

   o Conseco Variable also deducts for its insurance charges which total 1.40% of the average daily value of your Contract allocated to the investment portfolios.

   o If you take your money out of the Contract, Conseco Variable may assess a contingent deferred sales charge which is equal to:

                                 CONTINGENT
                                 DEFERRED SALES
      NO. OF YEARS               CHARGE (AS A
      FROM RECEIPT OF            PERCENTAGE OF
      PURCHASE PAYMENT           PURCHASE PAYMENTS)
--------------------------------------------------------------------------------

      First Year                       7%
      Second Year                      7%
      Third Year                       6%
      Fourth Year                      5%
      Fifth Year                       4%
      Sixth Year                       3%
      Seventh Year                     2%
      Eighth Year and more             0%

   o You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

   o As with other professionally managed investments, there are also investment charges which currently range from .26% to 1.50% of the average daily value of the investment portfolio depending upon the investment portfolio you select.

   The following chart is designed to help you understand the expenses in the Contract.

   o The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which has been converted to a percentage and is represented as .10% below), the 1.40% insurance charges and the investment expenses for each investment portfolio for the year ended December 31, 1998.

   o The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the contingent deferred sales charges. For year 10, the examples show the aggregate of all the annual expenses assessed for the 10 years, but there is no contingent deferred sales charge.

   o The premium tax is assumed to be 0% in both examples.


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                                                                                                           EXAMPLES: TOTAL ANNUAL
                                                              TOTAL ANNUAL    TOTAL ANNUAL                      EXPENSES AT
                                                                INSURANCE      PORTFOLIO     TOTAL ANNUAL          END OF:
PORTFOLIO                                                        CHARGES       EXPENSES        EXPENSES      1 YEAR     10 YEARS
====================================================================================================================================

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CONSECO SERIES TRUST
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 Balanced ...............................................         1.50%          .75%           2.25%         $ 85        $255
 Equity .................................................         1.50%          .80%           2.30%         $ 86        $260
 Fixed Income ...........................................         1.50%          .70%           2.20%         $ 85        $250
 Government Securities ..................................         1.50%          .70%           2.20%         $ 85        $250
 Money Market ...........................................         1.50%          .45%           1.95%         $ 82        $224

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THE ALGER AMERICAN FUND
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 Alger American Growth ..................................         1.50%          .79%           2.29%         $ 86        $259
 Alger American Leveraged AllCap ........................         1.50%          .96%           2.46%         $ 87        $276
 Alger American MidCap Growth ...........................         1.50%          .84%           2.34%         $ 86        $264
 Alger American Small Capitalization ....................         1.50%          .89%           2.39%         $ 87        $269
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AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
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 VP Income & Growth .....................................         1.50%          .70%           2.20%         $ 85        $250
 VP International .......................................         1.50%         1.50%           3.00%         $ 93        $328
 VP Value ...............................................         1.50%         1.00%           2.50%         $ 88        $280

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BERGER INSTITUTIONAL PRODUCTS TRUST
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 Berger IPT--100 ........................................         1.50%         1.00%           2.50%         $ 88        $280
 Berger IPT--Growth and Income ..........................         1.50%         1.00%           2.50%         $ 88        $280
 Berger IPT--Small Company Growth .......................         1.50%         1.15%           2.65%         $ 89        $295
 Berger/BIAM IPT--International .........................         1.50%         1.20%           2.70%         $ 90        $300

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THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
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                                                                  1.50%          .80%           2.30%         $ 86        $260
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DREYFUS STOCK INDEX FUND
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                                                                  1.50%          .26%           1.76%         $ 80        $204
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DREYFUS VARIABLE INVESTMENT FUND
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 Disciplined Stock ......................................         1.50%          .88%           2.38%         $ 87        $268
 International Value ....................................         1.50%         1.29%           2.79%         $ 91        $308

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FEDERATED INSURANCE SERIES
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 Federated High Income Bond II ..........................         1.50%         0.78%           2.28%         $ 86        $258
 Federated International Equity II ......................         1.50%         1.25%           2.75%         $ 90        $305
 Federated Utility II ...................................         1.50%         0.93%           2.43%         $ 87        $273

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INVESCO VARIABLE INVESTMENT FUNDS, INC.
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 INVESCO VIF-High Yield .................................         1.50%         1.07%           2.57%         $ 89        $287
 INVESCO VIF-Equity Income ..............................         1.50%         0.93%           2.43%         $ 87        $273

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JANUS ASPEN SERIES
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 Aggressive Growth ......................................         1.50%         0.75%           2.25%         $ 85        $255
 Growth .................................................         1.50%         0.68%           2.18%         $ 85        $248
 Worldwide Growth .......................................         1.50%         0.72%           2.22%         $ 85        $252

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LAZARD RETIREMENT SERIES, INC.
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 Lazard Retirement Equity ...............................         1.50%         1.25%           2.75%         $ 90        $305
 Lazard Retirement Small Cap ............................         1.50%         1.25%           2.75%         $ 90        $305

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                             PROFILE - Account F
                                                      FIXED AND VARIABLE ANNUITY
================================================================================



                                                                                                           EXAMPLES: TOTAL ANNUAL
                                                              TOTAL ANNUAL    TOTAL ANNUAL                      EXPENSES AT
                                                                INSURANCE      PORTFOLIO     TOTAL ANNUAL          END OF:
PORTFOLIO                                                        CHARGES       EXPENSES        EXPENSES      1 YEAR     10 YEARS
====================================================================================================================================

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LORD ABBETT SERIES FUND, INC.
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 Growth and Income ......................................         1.50%          0.76%          2.26%         $ 85        $256

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MITCHELL HUTCHINS SERIES TRUST
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 Growth And Income ......................................         1.50%          1.04%          2.54%         $ 88        $284

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
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 Limited Maturity Bond ..................................         1.50%          0.76%          2.26%         $ 85        $256
 Partners ...............................................         1.50%          0.84%          2.34%         $ 86        $264

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STRONG OPPORTUNITY FUND II, INC.
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 Opportunity Fund II ....................................         1.50%          1.16%          2.66%         $ 89        $296

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STRONG VARIABLE INSURANCE FUNDS, INC.
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 Strong Mid Cap Growth Ii ...............................         1.50%          1.20%          2.70%         $ 90        $300

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VAN ECK WORLDWIDE INSURANCE TRUST
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 Worldwide Bond .........................................         1.50%          1.15%          2.65%         $ 89        $295
 Worldwide Emerging Markets .............................         1.50%          1.50%          3.00%         $ 93        $328
 Worldwide Hard Assets ..................................         1.50%          1.16%          2.66%         $ 89        $296
 Worldwide Real Estate ..................................         1.50%          0.89%          2.39%         $ 87        $269


   The expenses reflect any expense reimbursement or fee waivers. For newly formed portfolios, the expenses have been estimated. For more detailed information, see the Fee Table in the prospectus for the Contract.

6. TAXES:

   Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

7. ACCESS TO YOUR MONEY:

   You can take money out at any time during the accumulation phase. Every year you can take a portion of your money out of the Contract without a contingent deferred sales charge (CDSC). This amount is equal to the greater of: (i) 10% of the value of your Contract (if you do not use the 10% in any year, it may not be carried over to the next year), or (ii) the IRS minimum distribution requirement for this Contract if your Contract was issued under an Individual Retirement Annuity, or (iii) the total of your purchase payments that have been in the Contract more than 7 complete years. Withdrawals in excess of these amounts will be charged a contingent deferred sales charge which declines from 7% to 0% depending upon the number of complete years we have had your payment. After Conseco Variable has had a payment for 7 complete years, there is no CDSC charge for withdrawals. Each purchase payment you add to your Contract has its own 7 year CDSC period.

   Withdrawals from the mva option may be subject to a market value adjustment.

   Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE:

   The value of the Contract will vary up or down depending upon the investment performance of the investment portfolios you choose. The sale of the Contracts began March 1, 1998. Therefore no performance is presented here.

9. DEATH BENEFIT:

   If you die before entering the income phase, the beneficiary will receive a death benefit. Prior to age 90, the death benefit will be the greater of:

   (1) the value of your Contract at the time we receive proof of death and a payment election; or

   (2) the total purchase payments you have made, less any adjusted partial withdrawals, increased by 5% each year. Adjusted partial withdrawal means the amount of the partial withdrawal multiplied by the amount of the death benefit just before the partial withdrawal divided by the value of your Contract just before the partial withdrawal. A partial withdrawal is the amount paid to you plus any taxes withheld less any contingent deferred sales charges.

   For deaths occurring at age 90 or later, the death benefit will be the value of your Contract at the time we receive proof of death and a payment election.

10. OTHER INFORMATION:

   FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will send you whatever your Contract is worth on the day we receive your request (this may be more or less than your original payment) without assessing a contingent deferred sales charge. In some states, or if you have purchased the Contract as an Individual Retirement Annuity (IRA) you will receive back your purchase payment.

   NO PROBATE. In many cases, when you die, the beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit, nor does it mean the value of the Contract is not includable in the taxable estate.

   PURCHASING CONSIDERATIONS. The Conseco Advantage Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you invested.


   ADDITIONAL FEATURES. The Contract has additional features you might be interested in. These include:

   o You can arrange to have money automatically sent to you monthly, quarterly, semiannually or annually while your Contract is still in the accumulation phase. You'll have to pay taxes on money you receive. You may have to also pay a tax penalty. We call this feature the Systematic Withdrawal Program.

   o You can arrange to have a certain amount of money automatically invested in investment portfolios on a regular basis, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

   o You can instruct Conseco Variable to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

   o You can add to your Contract directly from your bank account with as little as $200 each month. We call this feature the automatic premium check option.

   o You can elect to have your fixed account interest earnings periodically transferred to one or more investment portfolios. We call this the Sweep Program.

11. INQUIRIES:

   If you need more information about buying a Contract, please contact us at:

   Conseco Variable Insurance Company
   Administrative Office
   11815 N. Pennsylvania Street
   Carmel, Indiana 46032
   (317) 8173700

                                                                   05-8329(5/99)